Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
New Accounting Pronouncements and Changes in Accounting Principles
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
	Pension and Postretirement Benefits
	Historical	Effect of
	Accounting	Adoption of	As
	Method	ASU 2017-07	Adjusted
For the year ended December 31, 2017
Consolidated Statements of Income
Other cost of services	$37,511	$431	$37,942
Selling, general and administrative expenses	34,917	548	35,465
Operating Income	20,949	(979)	19,970
Other Income (Expense) – net	618	979	1,597
Net Income	29,847	-	29,847

For the year ended December 31, 2016
Consolidated Statements of Income
Other cost of services	$38,276	$306	$38,582
Selling, general and administrative expenses	36,347	498	36,845
Operating Income	24,347	(804)	23,543
Other Income (Expense) – net	277	804	1,081
Net Income	13,333	-	13,333

For the year ended December 31, 2015
Consolidated Statements of Income
Other cost of services	$35,782	$1,636	$37,418
Selling, general and administrative expenses	32,919	2,787	35,706
Operating Income	24,785	(4,423)	20,362
Other Income (Expense) – net	(52)	4,423	4,371
Net Income	13,687	-	13,687

	Cash Flows
	Historical	Effect of	Effect of
	Accounting	Adoption of	Adoption of	As
	Method	ASU 2016-15	ASU 2016-18	Adjusted
For the year ended December 31, 2017
Consolidated Statements of Cash Flows
Changes in other current assets	$(777)	$-	$(1)	$(778)
Equipment installment receivables and related sales	(263)	(976)	-	(1,239)
Other – net	(1,151)	-	(164)	(1,315)
Cash Provided by (Used in) Operating Activities	39,151	(976)	(165)	38,010
(Purchases) sales of securities – net	(4)	-	453	449
Cash collections of deferred purchase price	-	976	-	976
Cash (Used in) Provided by Investing Activities	(20,371)	976	452	(18,943)
Change in cash and cash equivalents and restricted cash	$44,710	$-	$287	$44,997

For the year ended December 31, 2016
Consolidated Statements of Cash Flows
Changes in other current assets	$1,708	$-	$1	$1,709
Equipment installment receivables and related sales	(576)	(731)	-	(1,307)
Other – net	(2,414)	-	(172)	(2,586)
Cash Provided by (Used in) Operating Activities	39,344	(731)	(171)	38,442
(Purchases) sales of securities – net	506	-	166	672
Cash collections of deferred purchase price	-	731	-	731
Cash (Used in) Provided by Investing Activities	(24,215)	731	166	(23,318)
Change in cash and cash equivalents and restricted cash	$667	$-	$(5)	$662

For the year ended December 31, 2015
Consolidated Statements of Cash Flows
Changes in other current assets	$(1,182)	$-	$(1)	$(1,183)
Equipment installment receivables and related sales	(3,023)	(537)	-	(3,560)
Other – net	1,712	-	(168)	1,544
Cash Provided by (Used in) Operating Activities	35,880	(537)	(169)	35,174
Acquisitions, net of cash acquired	(30,759)	-	6	(30,753)
(Purchases) sales of securities – net	1,545	-	178	1,723
Cash collections of deferred purchase price	-	537	-	537
Cash (Used in) Provided by Investing Activities	(49,144)	537	183	(48,424)
Change in cash and cash equivalents and restricted cash	$(3,482)	$-	$14	$(3,468)